As filed with the Securities and Exchange Commission on May 19, 2017

1933 Act Registration No. 33-17619

1940 Act Registration No. 811-05349

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 617	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 618	☒

(Check appropriate box or boxes)

GOLDMAN SACHS TRUST

(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 655-4400

Copies to:

CAROLINE L. KRAUS, ESQ. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	STEPHEN H. BIER, ESQ. Dechert LLP 1095 Avenue of the Americas New York, NY 10036
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following series and classes of the Registrant:

Class A, Class C, Institutional, Service, Class IR, Class R, Class R6, and Class T Shares of the Goldman Sachs Real Estate Securities Fund.

Class A, Class C, Institutional, Class IR, Class R, Class R6, and Class T Shares of the Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Commodity Strategy Fund, Goldman Sachs Dynamic Allocation Fund, Goldman Sachs Global Real Estate Securities Fund, and Goldman Sachs Global Infrastructure Fund.

Class A, Class C, Institutional, Class IR, Class R, and Class T Shares of the Goldman Sachs Managed Futures Strategy Fund.

Class A, Class C, Institutional, Class IR, Class R6, and Class T Shares of the Goldman Sachs International Real Estate Securities Fund.

Class A, Class C, Institutional, Service, Class IR, and Class T Shares of the Goldman Sachs U.S. Tax-Managed Equity Fund.

Class A, Class C, Institutional, Class IR, and Class T Shares of the Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs International Equity Dividend and Premium Fund, and Goldman Sachs International Tax-Managed Equity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 617 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 617 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 19th day of May, 2017.

GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Caroline L. Kraus Caroline L. Kraus,
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	May 19, 2017

[1]Scott M. McHugh Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	May 19, 2017

[1]Joseph DiMaria Joseph DiMaria	Principal Accounting Officer	May 19, 2017

[1]Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	May 19, 2017

[1]Kathryn A. Cassidy Kathryn A. Cassidy	Trustee	May 19, 2017

[1]Diana M. Daniels Diana M. Daniels	Trustee	May 19, 2017

[1]Herbert J. Markley Herbert J. Markley	Trustee	May 19, 2017

[1]Jessica Palmer Jessica Palmer	Trustee	May 19, 2017

[1]Roy W. Templin Roy W. Templin	Trustee	May 19, 2017

[1]Gregory G. Weaver Gregory G. Weaver	Trustee	May 19, 2017

By:	/s/ Caroline L. Kraus Caroline L. Kraus,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 15-16, 2016.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, Andrew Murphy and Robert Griffith, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

The undersigned Secretary for the Trust further certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on April 19, 2017.

RESOLVED, that Joseph DiMaria, who may be required to execute any amendments to the Trust’s Registration Statement be, and hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, Andrew Murphy, and Robert Griffith, jointly and severally, his attorneys-in-fact, each with power of substitution, for Joseph DiMaria in any and all capacities to sign the Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, with Joseph DiMaria hereby ratifying and confirming that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: May 19, 2017

/s/ Caroline L. Kraus Caroline L. Kraus
Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase